Condensed Consolidated Statements of Operations - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Income Statement [Abstract]
Net sales		$ 1,404.8	$ 1,012.5	$ 3,757.5	$ 2,810.5	$ 3,642.3	$ 3,388.6	$ 3,201.6
Cost of sales		1,034.2	768.1	2,804.9	2,136.3	2,763.9	2,599.4	2,493.5
Gross profit		370.6	244.4	952.6	674.2	878.4	789.2	708.1
Operating expenses:
Selling, general and administrative		187.9	144.8	533.6	418.6	555.6	508.4	457.7
Depreciation and amortization		35.2	34.9	102.6	102.7	137.3	125.4	112.0
Total operating expenses		223.1	179.7	636.2	521.3	692.9	633.8	569.7
Operating income		147.5	64.7	316.4	152.9	185.5	155.4	138.4
Interest expense		13.0	35.6	85.3	103.8	139.1	113.7	101.1
Loss on debt modification and extinguishment		0.3	0.0	50.7	0.0
Income before provision for income taxes		134.2	29.1	180.4	49.1	46.4	41.7	37.3
Provision for income taxes		24.9	7.5	34.2	12.6	9.1	6.1	7.0
Net income		109.3	21.6	146.2	36.5	37.3	35.6	30.3
Less: net income attributable to non-controlling interests	[1]	44.9		27.9
Net income attributable to Core & Main, Inc.	[1]	64.4		118.3
Net interest rate swap gain (loss), net of tax (expense) benefit of $(0.5), $1.5, and $0.3		14.4	1.8	21.0	1.0	3.0	(9.3)	(1.7)
comprehensive income		$ 123.7	$ 23.4	$ 167.2	$ 37.5	$ 40.3	$ 26.3	$ 28.6
Earnings per share:
Basic	[2]	$ 0.41		$ 0.27
Diluted	[2]	$ 0.39		$ 0.26
Number of shares used in computing EPS
Basic	[2]	158,986,524		156,869,487
Diluted	[2]	244,582,116		243,080,600
Net sales [Extensible Enumeration]		us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember
Cost of sales [Extensible Enumeration]		us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember	us-gaap:ProductAndServiceOtherMember

[1]	Prior to the Reorganization Transactions, as described in Note 1, there was no income attributable to Core & Main, Inc. See Note 1 for a description of the Basis of Presentation of the consolidated financial statements.
[2]	Represents basic and diluted earnings per share of Class A common stock and weighted average shares of Class A common stock outstanding for the three months ended October 31, 2021 and the period from July 23, 2021 through October 31, 2021, which is the period following the Reorganization Transactions described in Note 1. The Company analyzed the calculation of earnings per share for the periods prior to the Reorganization Transactions and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements. Therefore, there is no earnings per share attributable to Core & Main, Inc. for the periods prior to the Reorganization Transactions on July 22, 2021.